Dispositions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Dispositions [Abstract]
DISPOSITIONS

NOTE 4 – DISPOSITIONS

Sale of AHP

On January 17, 2023, the Company entered into the AHP Merger Agreement, pursuant to which PBACO Holding, LLC (the “Buyer”) agreed to buy, and the Company agreed to sell, AHP (the “AHP Sale”). Pursuant to the terms of the AHP Merger Agreement, the Company received or was entitled to receive certain upfront and contingent consideration. As of December 31, 2025 and 2024, remaining unresolved consideration was comprised of shares of the Buyer’s common stock issuable to the Company in the event that the Buyer completes an initial public offering (“IPO”) by a prescribed date. The Company is entitled to shares in the public entity at the time of the IPO with a value equal to AHP’s 2021 earnings before interest, taxes depreciation and amortization (“EBITDA”) times the multiple of EBITDA used to value the Buyer’s IPO shares, net of any cash consideration previously paid by the Buyer and subject to vesting requirements detailed in the AHP Merger Agreement (the “IPO Share Consideration”). The prescribed date by which the IPO must be completed was originally February 1, 2025 and has been extended by the Buyer to November 15, 2026 for no additional consideration.

The Company was also required to indemnify the Buyer against liabilities arising from Buyer’s operation of AHP prior to the Buyer’s IPO date, less a deductible equal to 1% of the aggregate merger consideration (the “Indemnification Liability”).

The Company elected to record the contingent portion of consideration receivable, including the IPO Share Consideration, at fair value on the sale date pursuant to the guidance in FASB Emerging Issues Task Force Issue 09-4, “Seller Accounting for Contingent Consideration,” (“EITF 09-4”). The fair value of the IPO Share Consideration was determined using an expected present value approach, which applies a discount rate to a probability-weighted stream of net cash flows based on multiple scenarios, as estimated by management. As such, the fair value of the IPO Share Consideration relies on significant unobservable inputs and assumptions and there is uncertainty in the expected future cash flows used in the fair valuation. Significant assumptions related to the valuation of the IPO Share Consideration include the likelihood of a Buyer IPO and the valuation of the Buyer’s common stock in a potential IPO.

After January 17, 2023, and as prescribed under EITF 09-4, the Company elected to subsequently treat contingent consideration receivable, including the IPO Share Consideration, using gain contingency guidance and only record a gain or loss when the contingency is resolved. Accordingly, the Company does not prospectively remeasure the fair value of contingent consideration receivable each reporting period. The Company recognizes gains and losses from realization of contingent sale consideration receivable for the difference between the realized (or realizable) value of resolved contingent consideration components and the initial fair value recorded at the sale date. No gain from realization of contingent sale consideration receivable was recognized during the three months ended March 31, 2026 or 2025.

The carrying value of the remaining unresolved components of contingent consideration receivable as of March 31, 2026 and December 31, 2025 was as follows:

	March 31,	December 31,
	2026	2025
Assets:
IPO Share consideration	$1,463,518	$1,463,518

Liabilities:
Indemnification Clause	$143,974	$143,974

NOTE 4 – DISPOSITIONS

Sale of AHP

On January 17, 2023, the Company entered into the AHP Merger Agreement, pursuant to which PBACO Holding, LLC (the “Buyer”) agreed to buy, and the Company agreed to sell, AHP (the “AHP Sale”). Pursuant to the terms of the AHP Merger Agreement, the Company received or was entitled to receive certain upfront and contingent consideration. As of December 31, 2025 and 2024, remaining unresolved consideration was comprised of shares of the Buyer’s common stock issuable to the Company in the event that the Buyer completes an initial public offering (“IPO”) by a prescribed date. The Company is entitled to shares in the public entity at the time of the IPO with a value equal to AHP’s 2021 earnings before interest, taxes depreciation and amortization (“EBITDA”) times the multiple of EBITDA used to value the Buyer’s IPO shares, net of any cash consideration previously paid by the Buyer and subject to vesting requirements detailed in the AHP Merger Agreement (the “IPO Share Consideration”). The prescribed date by which the IPO must be completed was originally February 1, 2025 and has been previously extended by the Buyer to May 15, 2026 for no additional consideration.

The Company was also required to indemnify the Buyer against liabilities arising from Buyer’s operation of AHP prior to the Buyer’s IPO date, less a deductible equal to 1% of the aggregate merger consideration (the “Indemnification Liability”).

The Company elected to record the contingent portion of consideration receivable, including the IPO Share Consideration, at fair value on the sale date pursuant to the guidance in FASB Emerging Issues Task Force Issue 09-4, “Seller Accounting for Contingent Consideration,” (“EITF 09-4”). The fair value of the IPO Share Consideration was determined using an expected present value approach, which applies a discount rate to a probability-weighted stream of net cash flows based on multiple scenarios, as estimated by management. As such, the fair value of the IPO Share Consideration relies on significant unobservable inputs and assumptions and there is uncertainty in the expected future cash flows used in the fair valuation. Significant assumptions related to the valuation of the IPO Share Consideration include the likelihood of a Buyer IPO and the valuation of the Buyer’s common stock in a potential IPO.

After January 17, 2023, and as prescribed under EITF 09-4, the Company elected to subsequently treat contingent consideration receivable, including the IPO Share Consideration, using gain contingency guidance and only record a gain or loss when the contingency is resolved. Accordingly, the Company does not prospectively remeasure the fair value of contingent consideration receivable each reporting period. The Company recognizes gains and losses from realization of contingent sale consideration receivable for the difference between the realized (or realizable) value of resolved contingent consideration components and the initial fair value recorded at the sale date. Gain from realization of contingent sale consideration receivable was $-0- and $125,355 during the years ended December 31, 2025 and 2024, respectively.

The carrying value of the remaining unresolved components of contingent consideration receivable as of December 31, 2025 and 2024 was as follows:

	December 31,
	2025	2024
Assets:
IPO Share consideration	$1,463,518	$1,463,518

Liabilities:
Indemnification Clause	$143,974	$143,974

Sale of BTG Assets

On October 28, 2025 (the “Sale Date”), the Company entered into an Asset Purchase Agreement pursuant to which the Company agreed to sell the assets used in, and transfer liabilities associated with, the BTG business to the former principal physical therapist for $125,000 cash. The assets sold, which included equipment, inventory, supplies, clients lists and contracts, intellectual property and goodwill, had no book value as of the Sale Date. The buyer also assumed contract liabilities related to the provision of prepaid physical therapy services with a carrying value of $43,722 as of the Sale Date.

After recording the fair value of consideration received and derecognition of assets and liabilities, the Company recorded a gain on sale of asset from the sale of the BTG business in the year ended December 31, 2025 as follows:

Total fair value of consideration received	$125,000
Plus: net book value of assets sold and liabilities assumed	43,722
Gain on sale of assets	$168,722

The Company paid a brokerage commission in the amount of $7,500 that was recorded to “Selling, general and administrative expenses” in the Consolidated Statement of Operations.